Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Other trade payables	$ 21,018	$ 69,204
Accrued expenses	49,729	41,766
Total	$ 70,747	$ 110,970